Consolidated Subsidiaries - Summary of Significant Restrictions on Abilities to Subsidiaries (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2023 KRW (₩)
Gyeonggi Green Energy Co., Ltd.
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Acquisition or disposal of assets of more than W10 billion, change in the capacity of cogeneration units (except for the change due to performance improvement of equipment, maintenance) will require unanimous consent of all directors of the Company.
Assets to which significant restrictions apply	₩ 10,000
KOSPO Youngnam Power [Member]
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Dividends may be payable only when all conditions of the loan agreement are satisfied. Group’s shares cannot be wholly or partially transferred without prior written consent of financial institutions.
Jeongam Wind Power Co., Ltd.
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Dividends may be payable only when all conditions of the loan agreement are satisfied, and prior written consent of financial institutions is obtained. Also, payments to the contracting party may be restricted depending on the financial management priority of the contract. Group’s shares cannot be wholly or partially transferred without prior consent of other stakeholders including shareholders or financial institutions.
Jeongam Wind Power Co., Ltd. | Shareholders agreements [member]
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	When the Company requests other shareholders to transfer shares after the completion of the power generation complex, the Company has a right to purchase the shares at fair value.
Incheon Fuel Cell Co., Ltd.
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Acquisition or disposal of assets of more than W20 billion, change in the capacity of cogeneration units (except for the change due to performance improvement of equipment, maintenance) will require unanimous consent of all directors of the Company.
Assets to which significant restrictions apply	₩ 20,000
Gyeongju Wind Power Co., Ltd.
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Dividends and settlement amounts for O&M and renewable energy certificate may be payable only when all conditions of the loan agreement are satisfied, and prior written consent of financial institutions is obtained.
Korea Offshore Wind Power Co., Ltd.
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Principals and interest on subordinated loans or dividends and settlement amounts for renewable energy certificate may be payable only when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. The Company’s equity interest in the subsidiary may be transferred either wholly or partially without prior written consent of financial institutions.
Jeju Hanlim Offshore Wind Co., Ltd.
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Prior approval from the lender is required when withdrawing funds (major expenditure, REC settlement, dividend payment, etc.) according to the loan agreement.
Yeongdeok Sunrise Wind Power Co., Ltd.
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Dividends may be payable only when all conditions of the loan agreement are satisfied.
Columboola Solar Farm Hold Co Pty., Ltd.
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Dividends may be payable only when all conditions of the loan agreement are satisfied.
Columboola Solar Farm Hold Co Pty., Ltd. | Shareholders agreements [member]
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	The Company holds a call option to purchase the shares held by another shareholder at 80% of the stock's valuation in the event of a breach of obligation specified in the shareholder agreement.
Guam Ukudu Power LLC
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Dividends may be payable only when all conditions of the loan agreement are satisfied. Disposing or transferring assets either as a whole or as a part is restricted, and the Company’s equity interest in the subsidiary may not be transferred either wholly or partially without prior consent of other stakeholders including financial institutions.
Changjuk Wind Power Co., Ltd. | Shareholders agreements [member]
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	When other shareholders want to sell their shares after the performance guarantee period of wind power generators stipulated in the equipment supply contract is completed, the Company has an obligation to purchase the shares at fair value after consulting with the parties on the timing and size of the acquisition, taking in to account financial conditions, business conditions, and other circumstances.
KOSPO Trumbull LLC
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	The Company’s equity interest may not be transferred either wholly or partially without prior consent of other shareholders.
Mira Power Limited
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	The Company’s equity interest may be transferred either wholly or partially without prior consent of other stakeholders.
Chile Solar JV SpA
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	The Company’s equity interest may be transferred either wholly or partially without prior consent of other stakeholders.
K-SOLAR SHINAN Co., Ltd.
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Dividends may be payable only when all conditions of the loan agreement are satisfied. The Company’s equity interest may not be transferred either wholly or partially without prior consent of other stakeholders until five years have elapsed after the commencement of the operation.
Western Power Changgi Solar Co., Ltd.
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Principals and interest on subordinated loans or dividends to investors are only payable when all conditions of the loan agreement are satisfied, and prior written consent of financial institutions is obtained. Also, the Company’s equity interest may not be transferred either wholly or partially without prior written consent of financial institutions.
Chitose Solar Power Plant LLC
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Capital expenditure may be incurred only upon prior consent of financial institutions. The issuance of securities to third parties, including current investors, is restricted, and the amount of paid-in capital cannot either increase, be written off or decrease.
Mangilao Intermediate Holdings LLC
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Changes or termination of the O&M contract, and delays in the EPC contract may not be made without the prior written consent of the majority of the lenders, and dividends can be implemented only after repayment of the loan is completed.
Fujeij Wind Power Company
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Incurring additional borrowings not specified in the loan agreement, or changing the PPA schedule or the EPC contract without the lender’s prior written consent is restricted. Also, commercial operation before acquiring wind turbine is restricted without prior consent from the EPC contractor. In addition, capital acquisition and new share issuance other than dividends payment to investors are restricted.
Qatrana Electric Power Company
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Dividends payment, repayment of capital investment, and settlement for O&M can only be made when all conditions of the loan agreement are satisfied and prior consent of financial institutions is obtained.
KST Electric Power Company, S.A.P.I. de C.V.
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Disposal of assets exceeding $5 million per year is restricted, and the debt ratio is required to be maintained below 90%. Additionally, capital and cost expenditures that do not meet the conditions in the loan agreement are restricted.
Assets to which significant restrictions apply	₩ 5
Requirement of debt ratio to be maintained	90.00%